                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 Madison Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: MARCH 31, 2013

ITEM 1. Report to Shareholders.

SEMI-ANNUAL REPORT
March 31, 2013
(unaudited)

MARKET VECTORS

INDUSTRY ETFs

MARKET VECTORS

BROAD BASED U.S. ETF

The information contained in the management discussion represents the opinions of Market Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Market Vectors ETFs are as of March 31, 2013, and are subject to change.

MARKET VECTORS INDUSTRY AND BROAD BASED U.S. ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for the industry exchange-traded funds (ETFs) and one broad-based U.S. equity ETF of the Market Vectors ETF Trust for the period ended March 31, 2013.

The Wide Moat Concept Gains Acceptance

About a year ago, on April 24, 2012, we launched Market Vectors Wide Moat ETF (MOAT), which seeks to track, before fees and expenses, the Morningstar® Wide Moat Focus IndexSM1. This index selects the 20 stocks in Morningstar’s Wide Moat universe that trade at the largest discount to fair value. A Wide Moat company is defined by Morningstar as one with a sustainable competitive advantage, driven by five sources of moats - intangible assets, cost advantage, switching costs, network effect and efficient scale. Since 2002, Morningstar has made the “moat concept” the cornerstone of their equity research process.

Economic Moat: The Five Sourcs of Sustainable Competitive Advantage

Image Source: Morningstar. Companies listed not necessarily representative of current index composition.

I am pleased to report that strong investor interest in MOAT has continued from the ETF’s inception until the present. With $181 million in assets under management (AUM), MOAT was the fourth most successful U.S.-listed equity ETF launch for the one year period ending March 31, 2013, based on AUM.2

For more information on Morningstar’s time-tested approach, visit our Wide Moat page at www.vaneck.com/special/moat.

Distribution Frequency Increased

We continually seek opportunities to improve our ETF offerings. In early 2013, we announced a move from annual distributions to quarterly distributions for Market Vectors Bank and Brokerage ETF (RKH) and Market Vectors Pharmaceutical ETF (PPH). Both ETFs provide exposure to industries that have generally out-yielded the broad equity markets over time. We believe quarterly payments will be well received by Fund shareholders, particularly those looking to pharmaceutical and banking and brokerage companies in part for income.

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MARKET VECTORS INDUSTRY AND BROAD BASED U.S. ETFs

Thank you for participating in the Market Vectors ETF Trust. If you have any questions, please contact us at 1.888.MKT.VCTR or visit marketvectorsetfs.com. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

March 31, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Management Discussion

For the six months ending March 31, 2013, equities returned strong performance, both in the U.S. and developed markets abroad. The S&P® 500 Index3 of U.S. stocks returned 10.19% and the MSCI EAFE Index4 of developed foreign markets returned 12.04% in U.S. dollars, driven largely by Japan’s revived stock market. Emerging market equities lagged, with the MSCI Emerging Markets Index5 returning 3.87% in U.S. dollars.

The strongest economic sectors in the U.S. market were Financials (18.01%), Healthcare (15.90%) and Industrials (14.77%). The weakest were Information Technology (-1.39%), Telecommunications (2.86%) and Energy (7.15%). The U.S. tech sector was dragged lower by the poor performance of its largest component by market value, Apple Inc.

All seven of Market Vectors’ industry ETFs significantly outperformed the S&P 500 Index during this period, as shown on the next page. The performance was due mainly to the strength of the underlying sectors/industries in which these ETFs concentrate holdings. Our broad-based U.S. equity ETF, Market Vectors Wide Moat ETF, returned 9.39% for the period, slightly below the S&P 500 Index.

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October 1, 2013 through March 31, 2013 Market Vectors Industry and Broad-Based U.S. ETFs Total Returns

Source: Van Eck Global. Returns based on NAV.

Industry ETFs

Bank and Brokerage

Despite headwinds emerging in Europe, the global financial sector continued its strong performance. Financials returned the strongest performance of all 10 GICS6 sectors in both the U.S. (18.01%) and globally (16.80%) for this period, based on sector representation in the S&P 500 Index and S&P® Global 1200 Indexes7, respectively. The volatility that financial stocks previously had shown, since the 2008 crisis, appears to have moderated, although the Cyprus financial crisis in March had a temporary negative impact on performance.

Biotech

The biotech industry has been a strong and steady performer for stock investors over the past year. Positive trends have included: 1) an uptrend in the U.S. healthcare sector driven by the approaching effective date of the Affordable Care Act; 2) a continued era of biotech acquisitions as major pharmaceutical companies’ patents expire; and 3) increasing investor awareness of biotech as a source of consistent earnings growth. According to Bloomberg, there were 676 acquisitions in the biotech industry from 2010 through 2012, at an average premium of 38%.8 One potential area of uncertainty for the industry is a case now before the U.S. Supreme Court to determine whether human genes can be patented. The U.S. Patent and Trademark Office has granted valuable patents on genes since 1982.9

Environmental Services

Environment services companies occupy a defensive niche of the Consumer Staples sector in that they deliver services (e.g., pollution control and water treatment) that remain essential throughout economic cycles. These companies also provide waste disposal for construction projects so they stand to benefit from the recent revival of the U.S. new home-building industry. Since many companies in the industry depend on government contracts, their earnings could be vulnerable to federal, state and local budget cutbacks (e.g., sequestration).

Gaming

The gaming industry has enjoyed strong performance in the U.S. and abroad. Recent success has been driven by both macro-economic tailwinds, including more robust consumer discretionary spending, and industry-specific events such as the legalization of Internet gambling by Nevada, New Jersey and Delaware in the past year.10 The gaming industry is

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MARKET VECTORS INDUSTRY AND BROAD BASED U.S. ETFs

developing new business models around technology and social/videogaming, in addition to casinos.11 Outside the U.S., the industry has been helped by China’s economic revival and the torrid growth of Macau. Forbes recently reported that Macau casinos earned $38 billion in total revenues in 2012, 13.5% above the previous year, and more than the total U.S. casino industry.12

Pharmaceutical

The pharmaceutical industry regained momentum in this period outperforming the S&P 500 Index. The uptick was driven by an ever-aging population, a strong healthcare sector, industry cost-cutting and restructuring initiatives, and acquisitions to replenish patent drug pipelines. One risk to pharma is a current Supreme Court case in which the industry’s practice of negotiating cash payments with generic drug manufacturers is being challenged. The Obama Administration contends such payments are in restraint of trade and keep prescription drug prices artificially high.13

Retail

The retail industry narrowly outperformed the S&P 500, although the sector’s momentum was choppy and earnings reports of leading companies were mixed. The performance gap was wide between top performers such as Kroger (3.0% of Fund net assets†), Walgreen (5.2% of Fund net assets†) and Lowe’s (4.7% of Fund net assets†) and poor performers such as Whole Foods Market (3.0% of Fund net assets†) and J.C. Penney (sold by the Fund during the period). J.C. Penney was replaced in the Market Vectors US Listed Retail 25 Index in the March rebalance. Consumer confidence and rising discretionary income helped grocers, drug chains and specialty retailers, while a rising housing market supported home improvement suppliers Lowe’s and Home Depot (8.9% of Fund net assets†). On a cautionary note, U.S. Consumer Confidence fell in March to the lowest point since December 2011, based in part on the impacts of a payroll tax hike and sequestration.14

Semiconductor

Although the semiconductor industry returned market-beating performance, results varied widely among industry segments. The industry’s growth segment was represented by LED light leader CREE (2.0% of Fund net assets†), which returned 114.51% for the reporting period. However, the stagnant PC chip segment was represented by Advanced Micro Devices (0.5% of Fund net assets†), which declined 23.4%. Even the chip equipment makers, which usually move together, produced widely dispersed performance. Tech industry growth drivers on the industry’s horizons include smartphones, tablet computers and smart TVs. But industry revenues are projected to grow by only 6.4% in 2013 after declining in 2012, and excess chip-making capacity remains a concern.15

Broad Based U.S. Equity ETF

Wide Moat

Since inception of the Morningstar Wide Moat Focus Index on February 14, 2007, the index has returned an annualized 9.21%, substantially outperforming the S&P 500 Index return of 3.60%.16 The index was not able to maintain this outperformance in the most recent period, although results were solid. In this case, three underperforming components -Weight Watchers (5.0% of Fund net assets†), Expeditors International (4.6% of Fund net assets†) and St. Joe Company (sold by the Fund during the period) - weighed down the overall index. This demonstrates that a long-term horizon may maximize potential benefits of the Wide Moat concept, especially performance relative to broad equity market benchmarks.

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†	All Fund assets referenced are Total Net Assets as of March 31, 2013.

[1]	The index is a rules-based, equal-weighted index intended to offer exposure to the 20 most attractively priced companies with sustainable competitive advantages according to Morningstar’s equity research team.

[2]	Source: Morningstar, March 31, 2013: Broad Category Group/Net Assets.

[3]	Standard & Poor’s (S&P) 500 Index, calculated with dividends reinvested, consist of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[4]	Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located in Europe, Australasia and the Far East.

[5]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is calculated with dividends reinvested. The Index captures 60% of the publicly traded equities in each industry for approximately 21 emerging markets.

[6]	Global Industry Classification Standard (GICS®), developed by MSCI.

[7]	The S&P Global 1200 Index is a free-float weighted stock market index of global equities from Standard & Poor’s. The index covers 31 countries and approximately 70 percent of global stock market capitalization. It is composed of six regional indices.

[8]	http://finance.yahoo.com/news/mergers-acquisitions-within-biotech-industry-132000956.html Press release, Five Start Equities, 1/16/13, quoting Bloomberg.

[9]	http://www.bloomberg.com/news/2013-04-12/biotech-industry-at-stake-in-human-gene-patent-decision.html Bloomberg, 4/12/13, Biotech Industry at Stake in Human Gene Patent Decision.

[10]	http://online.wsj.com/article/SB10001424127887323884304578328293465612224.html The Wall Street Journal, 2/26/13, Internet Gambling Scores Its Biggest Win.

[11]	Ibid, see excerpt #2.

[12]	http://www.forbes.com/sites/greatspeculations/2013/03/20/las-vegas-sands-winning-bet-comes-from-doubling-down-in-macau Forbes, 3/20/13, Las Vegas Sands’ Winning Bet Comes From Doubling Down in Macau.

[13]	http://truth-out.org/buzzflash/commentary/item/17879-because-big-pharma-pays-off-generic-drug-companies-americans-spend-billions-of-dollars-more-for-prescriptions BuzzFlash.com, Because Big Pharma Pays Off Generic Drug Companies, Americans Spend Billions of Dollars More for Prescriptions, 3/24/13.

[14]	http://www.bloomberg.com/news/2013-03-15/michigan-consumer-sentiment-decreased-to-71-8-in-march-from-77-6.html Bloomberg, 3/15/13: Consumer Sentiment in U.S. Falls to Lowest Point in Year.

[15]	http://www.isuppli.com/semiconductor-value-chain/marketwatch/pages/semiconductor-industry-to-enjoy-modest-climb-in-2013-as-demand-for-silicon-rises.aspx iSuppli, 3/18/13: Semiconductor Industry to Enjoy Modest Climb in 2013 as Demand for Silicon Rises.

[16]	Source: Morningstar, March 31, 2013: Wide Moat Focus Index Performance.
5

BANK AND BROKERAGE ETF (RKH)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVRKHTR[2]
Six Months	16.14%	16.00%	15.82%
One Year	10.85%	10.83%	10.43%
Life* (annualized)	30.63%	29.62%	29.26%
Life* (cumulative)	40.75%	39.36%	38.88%
*since 12/20/11

Commencement date for the Market Vectors Bank and Brokerage ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.75% / Net Expense Ratio 0.36%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Bank and Brokerage ETF (the “Fund”) is not sponsored,endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Bank and Brokerage 25 Index (MVRKHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies engaged primarily on a global basis that derive the majority of their revenues from banking, which includes a broad range of financial services such as investment banking, brokerage services and corporate lending to large institutions.
6

BIOTECH ETF (BBH)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVBBHTR[2]
Six Months	20.56%	20.39%	20.52%
One Year	46.57%	46.61%	46.84%
Life* (annualized)	61.76%	61.40%	61.77%
Life* (cumulative)	85.03%	84.50%	85.05%
*since 12/20/11

Commencement date for the Market Vectors Biotech ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.41% / Net Expense Ratio 0.35%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Biotech 25 Index (MVBBHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Biotech ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Biotech 25 Index (MVBBHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from biotechnology, which includes biotechnology research and development as well as production, marketing and sales of drugs based on genetic analysis and diagnostic equipment.
7

ENVIRONMENTAL SERVICES ETF (EVX)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	AXENV[2]
Six Months	14.79%	14.99%	15.29%
One Year	7.57%	7.93%	8.60%
Five Year (annualized)	3.99%	4.18%	4.83%
Life* (annualized)	6.46%	6.56%	7.13%
Life* (cumulative)	49.92%	50.82%	56.15%
*since 10/10/06

Commencement date for the Market Vectors Environmental Services ETF was 10/10/06.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.02% / Net Expense Ratio 0.55%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

NYSE Arca Environmental Services Index (AXENV) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation. NYSE Euronext neither sponsors nor endorses the Fund and makes no representation as to the accuracy and/or completeness of AXENV or results to be obtained by any person from using the AXENV in connection with trading of the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Environmental Services Index (AXENV) is a modified equal dollar-weighted index comprised of publicly traded companies that are involved in the management, removal and storage of consumer waste and industrial byproducts and related environmental services.
8

GAMING ETF (BJK)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVBJKTR[2]
Six Months	22.38%	21.65%	21.12%
One Year	16.16%	15.63%	15.88%
Five Year (annualized)	2.88%	2.84%	3.69%
Life* (annualized)	2.70%	2.69%	3.65%
Life* (cumulative)	14.82%	14.78%	20.46%
*since 1/22/08

Commencement date for the Market Vectors Gaming ETF was 1/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/22/08) to the first day of secondary market trading in shares of the Fund (1/24/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.85% / Net Expense Ratio 0.65%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors Global Gaming Index (MVBJKTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Gaming ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors Global Gaming Index (MVBJKTR) is a rules based index intended to give investors a means of tracking the overall performance of the largest and most liquid companies in the global gaming industry that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment.
9

PHARMACEUTICAL ETF (PPH)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVPPHTR[2]
Six Months	13.63%	13.47%	13.40%
One Year	21.13%	20.96%	20.73%
Life* (annualized)	23.37%	22.37%	22.19%
Life* (cumulative)	30.83%	29.47%	29.22%
*since 12/20/11

Commencement date for the Market Vectors Pharmaceutical ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.43% / Net Expense Ratio 0.35%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Pharmaceutical ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Pharmaceutical 25 Index (MVPPHTR) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most their revenues from pharmaceuticals, which includes pharmaceutical research and development as well as production, marketing and sales of pharmaceuticals.
10

RETAIL ETF (RTH)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVRTHTR[2]
Six Months	11.10%	11.11%	10.84%
One Year	19.08%	18.98%	18.57%
Life* (annualized)	26.57%	25.47%	25.10%
Life* (cumulative)	35.18%	33.68%	33.18%
*since 12/20/11

Commencement date for the Market Vectors Retail ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.73% / Net Expense Ratio 0.35%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Retail 25 Index (MVRTHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Retail ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Retail 25 Index (MVRTHTR) is a rules-based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U.S. exchange-listed companies that derive most of their revenues from retail, which includes retail distribution; wholesalers; online, direct mail and TV retailers; multi-line retailers; specialty retailers, such as apparel, automotive, computer and electronics, drug, home improvement and home furnishing retailers; and food and other staples retailers.
11

SEMICONDUCTOR ETF (SMH)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MVSMHTR[2]
Six Months	14.73%	14.85%	14.73%
One Year	1.39%	1.51%	1.33%
Life* (annualized)	15.97%	16.37%	16.19%
Life* (cumulative)	20.88%	21.41%	21.17%
*since 12/20/11

Commencement date for the Market Vectors Semiconductor ETF was 12/20/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.42% / Net Expense Ratio 0.36%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Semiconductor ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Market Vectors US Listed Semiconductor 25 Index (MVSMHTR) is a rules-based, rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the largest and the most liquid common stocks and depositary receipts of U. S. exchange-listed companies that derive most of their revenues from semiconductors, which includes the production of semiconductors and semiconductor equipment.
12

WIDE MOAT ETF (MOAT)

PERFORMANCE COMPARISON

March 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	MWMFTR[2]
Six Months	9.28%	9.39%	9.57%
Life* (cumulative)	17.04%	16.94%	17.37%
*since 4/24/12

Commencement date for the Market Vectors Wide Moat ETF was 4/24/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/24/12) to the first day of secondary market trading in shares of the Fund (4/25/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results.

Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.54% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least February 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The Morningstar® Wide Moat Focus IndexSM (MWMFTR) was created and is maintained by Morningstar, Inc. Morningstar, Inc. does not sponsor, endorse, issue, sell, or promote the Market Vectors Morningstar Wide Moat Research ETF and bears no liability with respect to that ETF or any security. Morningstar® is a registered trademark of Morningstar, Inc. Morningstar® Wide Moat Focus IndexSM is a service mark of Morningstar, Inc.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Morningstar® Wide Moat Focus IndexSM (MWMFTR) is a rules-based, equal-weighted index intended to offer exposure to companies that the Index Provider determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”).
13

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2012 to March 31, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* October 1, 2012- March 31, 2013
Bank and Brokerage ETF
Actual	$1,000.00	$ 1,160.00	0.36%	$1.94
Hypothetical**	$1,000.00	$ 1,023.14	0.36%	$1.82
Biotech ETF
Actual	$1,000.00	$1,203.90	0.35%	$1.92
Hypothetical**	$1,000.00	$ 1,023.19	0.35%	$1.77
Environmental Services ETF
Actual	$1,000.00	$ 1,149.90	0.55%	$2.95
Hypothetical**	$1,000.00	$ 1,022.19	0.55%	$2.77
Gaming ETF
Actual	$1,000.00	$ 1,216.50	0.65%	$3.59
Hypothetical**	$1,000.00	$ 1,021.69	0.65%	$3.28
Pharmaceutical ETF
Actual	$1,000.00	$ 1,134.70	0.35%	$1.86
Hypothetical**	$1,000.00	$ 1,023.19	0.35%	$1.77
Retail ETF
Actual	$1,000.00	$ 1,111.10	0.35%	$1.84
Hypothetical**	$1,000.00	$ 1,023.19	0.35%	$1.77
Semiconductor ETF
Actual	$1,000.00	$ 1,148.50	0.36%	$1.93
Hypothetical**	$1,000.00	$ 1,023.14	0.36%	$1.82
Wide Moat ETF
Actual	$1,000.00	$1,093.90	0.49%	$2.56
Hypothetical**	$1,000.00	$1,022.49	0.49%	$2.47
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended March 31, 2013) multiplied by the average account value over the period, multiplied by 182 and divided by 365 (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
14

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 97.1%
Brazil: 2.5%
27,398	Banco Bradesco S.A. (ADR)	$466,314
12,757	Banco Santander S.A. (ADR)	92,616
		558,930
Canada: 16.0%
8,754	Bank of Montreal (USD)	551,064
16,003	Bank of Nova Scotia (USD)	932,495
18,805	Royal Bank of Canada (USD)	1,133,941
12,384	Toronto-Dominion Bank (USD) †	1,031,216
		3,648,716
Germany: 2.1%
11,981	Deutsche Bank AG (USD)	468,697
India: 0.2%
926	ICICI Bank Ltd. (ADR)	39,725
Japan: 4.3%
163,491	Mitsubishi UFJ Financial Group, Inc. (ADR) †	980,946
Netherlands: 1.6%
51,446	ING Groep N.V. (ADR) *	370,926
Spain: 6.8%
70,966	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	622,372
137,233	Banco Santander S.A. (ADR) †	934,557
		1,556,929
Switzerland: 5.0%
15,784	Credit Suisse Group AG (ADR)	413,541
46,361	UBS AG (USD)	713,496
		1,127,037
United Kingdom: 13.7%
37,989	Barclays Plc (ADR)	674,685
45,762	HSBC Holdings Plc (ADR)	2,440,945
		3,115,630

Number
of Shares		Value

United States: 44.9%
133,938	Bank of America Corp.	$1,631,365
14,757	Charles Schwab Corp.	261,051
36,110	Citigroup, Inc.	1,597,506
5,750	Goldman Sachs Group, Inc.	846,112
46,904	JPMorgan Chase & Co.	2,226,064
18,697	Morgan Stanley	410,960
25,019	U.S. Bancorp	848,895
65,245	Wells Fargo & Co.	2,413,412
		10,235,365
Total Common Stocks (Cost: $22,061,915)		22,102,901
PREFERRED STOCK: 2.3%
Brazil: 2.3% (Cost: $506,096)
29,716	Itau Unibanco Holding S.A. (ADR)	528,945
Total Investments Before Collateral for Securities Loaned: 99.4%
(Cost: $22,568,011)		22,631,846
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.8%
(Cost: $1,777,236)
1,777,236	Bank of New York Overnight Government Fund	1,777,236
Total Investments: 107.2% (Cost: $24,345,247)		24,409,082
Liabilities in excess of other assets: (7.2)%		(1,636,891)
NET ASSETS: 100.0%		$22,772,191

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,732,265.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commercial Banking Institution	28.0%	$6,333,245
Diversified Banking Institution	54.8	12,404,317
Finance - Investment Banker / Broker	1.2	261,051
Life & Health Insurance	1.6	370,926
Super - Regional Banks	14.4	3,262,307
	100.0%	$22,631,846

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$22,102,901	$–	$–	$22,102,901
Preferred Stock*	528,945	–	–	528,945
Money Market Fund	1,777,236	–	–	1,777,236
Total	$24,409,082	$–	$–	$24,409,082

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

15

BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Netherlands: 2.9%
302,037	Qiagen N.V. (USD) * †	$6,366,940
United States: 97.1%
52,507	Acorda Therapeutics, Inc. *	1,681,799
112,800	Alexion Pharmaceuticals, Inc. *	10,393,392
314,448	Amgen, Inc.	32,234,065
283,505	Arena Pharmaceuticals, Inc. * †	2,327,576
234,773	Ariad Pharmaceuticals, Inc. *	4,247,044
99,284	Biogen Idec, Inc. *	19,152,877
154,377	BioMarin Pharmaceutical, Inc. *	9,611,512
175,933	Celgene Corp. *	20,392,394
86,239	Cepheid, Inc. *	3,308,991
62,173	Charles River Laboratories International, Inc. *	2,752,399
85,476	Cubist Pharmaceuticals, Inc. *	4,001,986
199,417	Dendreon Corp. * †	943,242
633,225	Gilead Sciences, Inc. *	30,983,699
160,058	Illumina, Inc. * †	8,643,132
155,147	Incyte Corp. * †	3,631,991
157,698	Life Technologies Corp. *	10,192,022
94,529	Medivation, Inc. *	4,421,121
105,036	Myriad Genetics, Inc. *	2,667,914
93,863	Onyx Pharmaceuticals, Inc. *	8,340,666
73,375	Pharmacyclics, Inc. *	5,900,084
54,171	Regeneron Pharmaceuticals, Inc. *	9,555,764
130,036	Seattle Genetics, Inc. * †	4,617,578
57,486	United Therapeutics Corp. *	3,499,173
190,984	Vertex Pharmaceuticals, Inc. *	10,500,300
		214,000,721
Total Common Stocks (Cost: $175,178,810)		220,367,661

Number
of Shares		Value

MONEY MARKET FUND: 0.1% (Cost: $39,519)
39,519	Dreyfus Government Cash Management Fund	$39,519

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $175,218,329)		220,407,180
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.9%
(Cost: $19,654,847)
19,654,847	Bank of New York Overnight Government Fund	19,654,847

Total Investments: 109.0% (Cost: $194,873,176)		240,062,027
Liabilities in excess of other assets: (9.0)%		(19,720,668)
NET ASSETS: 100.0%		$220,341,359

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,257,586.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diagnostic Equipment	1.5%	$3,308,991
Diagnostic Kits	2.9	6,366,940
Medical - Biomedical / Genetics	82.8	182,418,347
Medical - Drugs	2.0	4,421,121
Therapeutics	10.8	23,852,262
Money Market Fund	0.0	39,519
	100.0%	$220,407,180

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$220,367,661	$–	$–	$220,367,661
Money Market Funds	19,694,366	–	–	19,694,366
Total	$240,062,027	$–	$–	$240,062,027

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

16

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.9%
Canada: 4.6%
42,598	Progressive Waste Solutions Ltd. (USD) †	$900,948
France: 10.0%
155,057	Veolia Environnement S.A. (ADR)	1,969,224
United States: 85.3%
15,188	ADA-ES, Inc. * †	403,545
49,340	Calgon Carbon Corp. *	893,054
89,565	Casella Waste Systems, Inc. *	391,399
15,030	Clean Harbors, Inc. *	873,093
44,379	Covanta Holding Corp.	894,237
49,259	Darling International, Inc. *	884,692
96,387	Fuel Tech, Inc. *	416,392
84,183	Hudson Technologies, Inc. *	340,941
40,380	Layne Christensen Co. *	863,324
214,369	Metalico, Inc. *	347,278
97,016	Newpark Resources, Inc. *	900,309
384,302	Rentech, Inc.	903,110
60,094	Republic Services, Inc.	1,983,102
18,908	Stericycle, Inc. *	2,007,651
28,798	Tetra Tech, Inc. *	878,051
35,102	US Ecology, Inc.	931,958
24,629	Waste Connections, Inc.	886,151
51,107	Waste Management, Inc.	2,003,905
		16,802,192
Total Common Stocks (Cost: $21,812,274)		19,672,364

Number
of Shares		Value

MONEY MARKET FUND: 0.3% (Cost: $53,171)
53,171	Dreyfus Government Cash Management Fund	$53,171
Total Investments Before Collateral for Securities Loaned: 100.2%
(Cost: $21,865,445)		19,725,535
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.9%
(Cost: $1,160,700)
1,160,700	Bank of New York Overnight Government Fund	1,160,700
Total Investments: 106.1% (Cost: $23,026,145)		20,886,235
Liabilities in excess of other assets: (6.1)%		(1,206,050)
NET ASSETS: 100.0%		$19,680,185

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,141,987.

Summary of Investments by Sector Excluding
Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	4.6%	$903,110
Alternative Waste Technology	9.0	1,777,746
Building & Construction	4.4	863,324
Environment Consulting & Engineering	4.4	878,051
Hazardous Waste Disposal	19.3	3,812,702
Non - Hazardous Waste Disposal	35.8	7,059,742
Oil - Field Services	4.6	900,309
Pollution Control	5.9	1,160,878
Recycling	1.7	347,278
Water	10.0	1,969,224
Money Market Fund	0.3	53,171
	100.0%	$19,725,535

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$19,672,364	$–	$–	$19,672,364
Money Market Funds	1,213,871	–	–	1,213,871
Total	$20,886,235	$–	$–	$20,886,235

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

17

GAMING ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 99.7%
Australia: 10.4%
133,839	Aristocrat Leisure Ltd. #	$512,871
119,455	Crown Ltd. #	1,537,971
208,530	Echo Entertainment Group Ltd. #	759,993
240,755	TABCORP Holdings Ltd. #	812,974
414,384	Tatts Group Ltd. #	1,372,223
		4,996,032
China / Hong Kong: 25.8%
745,240	Galaxy Entertainment Group Ltd. * #	3,125,050
58,009	Melco Crown Entertainment Ltd. (ADR) *	1,353,930
256,400	Melco International Development Ltd. #	445,973
274,100	MGM China Holdings Ltd. #	587,732
791,600	Sands China Ltd. #	4,118,992
600,000	SJM Holdings Ltd. #	1,501,965
476,400	Wynn Macau Ltd. * #	1,269,311
		12,402,953
Greece: 1.3%
29,198	Intralot S.A. #	68,537
70,103	OPAP S.A. #	553,153
		621,690
Ireland: 2.6%
13,695	Paddy Power Plc	1,234,871
Italy: 0.8%
15,839	Lottomatica S.p.A. #	373,612
Japan: 4.1%
16,979	Sankyo Co. Ltd. #	795,948
58,500	Sega Sammy Holdings, Inc. #	1,175,863
		1,971,811
Malaysia: 8.1%
225,883	Berjaya Sports Toto Bhd #	302,964
714,938	Genting Bhd #	2,320,818
855,898	Genting Malaysia Bhd #	1,016,040
234,100	Multi-Purpose Holdings Bhd #	271,732
		3,911,554
New Zealand: 1.3%
166,532	Sky City Entertainment Group Ltd. #	616,250
Singapore: 4.8%
1,923,400	Genting Singapore Plc #	2,326,571
South Africa: 0.7%
33,129	Sun International Ltd.	364,712
South Korea: 2.6%
36,486	Kangwon Land, Inc. #	1,011,405
12,528	Paradise Co. Ltd. #	239,300
		1,250,705
Sweden: 0.4%
5,611	Betsson A.B. #	181,154

Number
of Shares		Value

United Kingdom: 8.6%
203,880	Bwin.Party Digital Entertainment Plc #	$445,374
114,867	IG Group Holdings Plc #	933,587
291,939	Ladbrokes Plc #	1,001,869
42,017	Playtech Ltd.	403,221
224,594	William Hill Plc #	1,263,076
49,909	William Hill Plc Rights (GBP 245, expiring 04/04/13) *	93,973
		4,141,100
United States: 28.2%
13,151	Bally Technologies, Inc. * †	683,457
17,893	Boyd Gaming Corp. * †	147,975
21,625	Global Cash Access Holdings, Inc. *	152,456
85,855	International Game Technology	1,416,607
71,558	Las Vegas Sands Corp.	4,032,293
121,973	MGM Mirage *	1,603,945
19,628	Penn National Gaming, Inc. *	1,068,352
18,766	Pinnacle Entertainment, Inc. *	274,359
15,906	Scientific Games Corp. *	139,177
18,277	SHFL Entertainment, Inc. *	302,850
16,663	WMS Industries, Inc. *	420,074
26,498	Wynn Resorts Ltd.	3,316,490
		13,558,035
Total Common Stocks (Cost: $34,499,736)		47,951,050
MONEY MARKET FUND: 0.0% (Cost: $7,918)
7,918	Dreyfus Government Cash Management Fund	7,918
Total Investments Before Collateral for Securities Loaned: 99.7%
(Cost: $34,507,654)		47,958,968
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
(Cost: $798,310)
798,310	Bank of New York Overnight Government Fund	798,310
Total Investments: 101.4% (Cost: $35,305,964)		48,757,278
Liabilities in excess of other assets: (1.4)%		(660,069)
NET ASSETS: 100.0%		$48,097,209

See Notes to Financial Statements

18

GAMING ETF

SCHEDULE OF INVESTMENTS

(continued)

ADR	American Depositary Receipt
GBP	British Pound
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $773,360.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,942,308 which represents 64.3% of net assets.

Summary of Investments by
Sector Excluding Collateral for
Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	59.8%	$28,684,872
Casino Services	8.5	4,090,210
Commercial Services - Finance	0.3	152,456
Computer Software	0.9	403,221
Diversified Operations	1.5	717,705
Finance - Other Services	2.0	933,587
Gambling (Non-Hotel)	15.8	7,560,846
Internet Gambling	1.3	626,528
Leisure & Recreation Products	3.3	1,595,937
Lottery Services	4.4	2,117,336
Racetracks	2.2	1,068,352
Money Market Fund	0.0	7,918
	100.0%	$47,958,968

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Australia	$–	$4,996,032	$–	$4,996,032
China / Hong Kong	1,353,930	11,049,023	–	12,402,953
Greece	–	621,690	–	621,690
Ireland	1,234,871	–	–	1,234,871
Italy	–	373,612	–	373,612
Japan	–	1,971,811	–	1,971,811
Malaysia	–	3,911,554	–	3,911,554
New Zealand	–	616,250	–	616,250
Singapore	–	2,326,571	–	2,326,571
South Africa	364,712	–	–	364,712
South Korea	–	1,250,705	–	1,250,705
Sweden	–	181,154	–	181,154
United Kingdom	497,194	3,643,906	–	4,141,100
United States	13,558,035	–	–	13,558,035
Money Market Funds	806,228	–	–	806,228
Total	$17,814,970	$30,942,308	$–	$48,757,278

During the period ended March 31, 2013, transfers of securities from Level 2 to Level 1 were $1,519,405. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

19

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.2%
Canada: 2.8%
81,541	Valeant Pharmaceuticals International, Inc. (USD) *	$6,117,206
Denmark: 3.9%
52,213	Novo-Nordisk A.S. (ADR)	8,432,399
France: 6.1%
257,099	Sanofi S.A. (ADR)	13,132,617
Ireland: 3.5%
144,094	Elan Corp. Plc (ADR) *	1,700,309
54,662	Shire Plc (ADR)	4,993,920
64,868	Warner Chilcott Plc (USD)	878,961
		7,573,190
Israel: 4.3%
235,188	Teva Pharmaceutical Industries Ltd. (ADR)	9,332,260
Switzerland: 8.8%
265,299	Novartis A.G. (ADR)	18,899,901
United Kingdom: 10.4%
203,771	AstraZeneca Plc (ADR)	10,184,475
259,629	GlaxoSmithKline Plc (ADR)	12,179,196
		22,363,671

Number of Shares		Value

United States: 59.4%
271,973	Abbott Laboratories	$9,606,086
246,966	AbbVie, Inc.	10,071,273
36,851	Actavis, Inc. *	3,394,346
83,614	Allergan, Inc.	9,333,831
246,835	Bristol-Myers Squibb Co.	10,167,134
169,217	Eli Lilly & Co.	9,609,833
32,317	Endo Pharmaceuticals Holdings, Inc. *	994,071
68,931	Forest Laboratories, Inc. *	2,622,135
48,601	Hospira, Inc. *	1,595,571
311,405	Johnson & Johnson	25,388,850
336,699	Merck & Co., Inc.	14,892,197
116,356	Mylan, Inc. *	3,367,343
25,867	Perrigo Co.	3,071,189
800,879	Pfizer, Inc.	23,113,368
17,268	Salix Pharmaceuticals Ltd. *	883,776
		128,111,003
Total Common Stocks: 99.2% (Cost: $194,837,509)		213,962,247
Other assets less liabilities: 0.8%		1,656,643
NET ASSETS: 100.0%		$215,618,890

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Medical - Drugs	89.9%	$192,322,577
Medical - Generic Drugs	9.0	19,165,138
Medical Products	0.7	1,595,571
Therapeutics	0.4	878,961
	100.0%	$213,962,247

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$213,962,247	$–	$–	$213,962,247

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

20

RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
United States: 99.9%
5,767	Amazon.com, Inc. *	$1,536,848
7,844	AmerisourceBergen Corp.	403,574
1,193	AutoZone, Inc. *	473,347
7,475	Bed Bath & Beyond, Inc. *	481,540
8,987	Best Buy Co., Inc.	199,062
11,614	Cardinal Health, Inc.	483,375
8,608	Costco Wholesale Corp.	913,395
19,289	CVS Caremark Corp.	1,060,702
9,634	Dollar General Corp. *	487,288
23,192	Home Depot, Inc.	1,618,338
6,896	Kohl’s Corp.	318,112
16,429	Kroger Co.	544,457
8,157	L Brands, Inc.	364,292
22,735	Lowe’s Cos., Inc.	862,111
13,210	MACY’S, Inc.	552,706
7,334	McKesson Corp.	791,779
7,349	Ross Stores, Inc.	445,496
22,546	Staples, Inc.	302,793

Number of Shares		Value

United States: (continued)
19,967	Sysco Corp.	$702,239
13,351	Target Corp.	913,876
11,271	The Gap, Inc.	398,993
17,681	TJX Cos., Inc.	826,587
19,883	Walgreen Co.	948,021
26,688	Wal-Mart Stores, Inc.	1,997,063
6,253	Whole Foods Market, Inc.	542,448
Total Common Stocks (Cost: $17,858,896)		18,168,442
MONEY MARKET FUND: 0.2% (Cost: $30,742)
30,742	Dreyfus Government Cash Management Fund	30,742
Total Investments: 100.1% (Cost: $17,889,638)		18,199,184
Liabilities in excess of other assets: (0.1)%		(22,054)
NET ASSETS: 100.0%		$18,177,130

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
E-Commerce / Products	8.4%	$1,536,848
Food - Retail	6.0	1,086,905
Food - Wholesale / Distribution	3.9	702,239
Medical - Wholesale Drug Distributors	9.2	1,678,728
Retail - Apparel / Shoes	6.6	1,208,781
Retail - Auto Parts	2.6	473,347
Retail - Bedding	2.7	481,540
Retail - Building Products	13.6	2,480,449
Retail - Consumer Electronics	1.1	199,062
Retail - Discount	23.7	4,311,622
Retail - Drug Store	11.0	2,008,723
Retail - Major Department Store	4.5	826,587
Retail - Office Supplies	1.7	302,793
Retail - Regional Department Store	4.8	870,818
Money Market Fund	0.2	30,742
	100.0%	$18,199,184

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$18,168,442	$–	$–	$18,168,442
Money Market Fund	30,742	–	–	30,742
Total	$18,199,184	$–	$–	$18,199,184

* Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

21

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 1.5%
394,820	Marvell Technology Group Ltd. (USD)	$4,177,196
Netherlands: 4.7%
194,713	ASML Holding N.V. (USD) †	13,242,431
Singapore: 2.8%
221,419	Avago Technologies Ltd. (USD)	7,953,370
Taiwan: 13.9%
2,261,389	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	38,873,277
United Kingdom: 4.9%
322,907	ARM Holdings Plc (ADR)	13,681,570
United States: 72.2%
553,000	Advanced Micro Devices, Inc. * †	1,410,150
291,325	Altera Corp.	10,333,298
273,207	Analog Devices, Inc.	12,701,393
923,514	Applied Materials, Inc.	12,448,969
380,266	Atmel Corp. *	2,646,651
375,277	Broadcom Corp.	13,010,854
104,156	Cree, Inc. *	5,698,375
2,380,573	Intel Corp.	52,015,520
151,376	KLA-Tencor Corp.	7,983,570
146,430	Lam Research Corp. *	6,070,988
209,772	Linear Technology Corp.	8,048,952
263,808	Maxim Integrated Products, Inc.	8,613,331
172,654	Microchip Technology, Inc.	6,346,761
921,625	Micron Technology, Inc. *	9,197,817
540,830	NVIDIA Corp.	6,933,441

Number of Shares		Value

United States: (continued)
405,434	ON Semiconductor Corp. *	$3,356,994
173,163	Skyworks Solutions, Inc. *	3,814,781
171,664	Teradyne, Inc. *	2,784,390
553,899	Texas Instruments, Inc.	19,652,336
238,306	Xilinx, Inc.	9,096,140
		202,164,711
Total Common Stocks (Cost: $293,781,773)		280,092,555
MONEY MARKET FUND: 0.0% (Cost: $65,198)
65,198	Dreyfus Government Cash Management Fund	65,198
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $293,846,971)		280,157,753
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
(Cost: $10,579,985)
10,579,985	Bank of New York Overnight Government Fund	10,579,985
Total Investments: 103.8% (Cost: $304,426,956)		290,737,738
Liabilities in excess of other assets: (3.8)%		(10,618,965)
NET ASSETS: 100.0%		$280,118,773

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,514,278.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electronic Component - Semiconductors	58.0%	$162,501,407
Semiconductor Component - Integrated Circuits	26.8	75,060,800
Semiconductor Equipment	15.2	42,530,348
Money Market Fund	0.0	65,198
	100.0%	$280,157,753

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$280,092,555	$–	$–	$280,092,555
Money Market Funds	10,645,183	–	–	10,645,183
Total	$290,737,738	$–	$–	$290,737,738

* Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

22

WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 100.1%
Basic Materials: 5.2%
118,785	Compass Minerals International, Inc.	$9,372,137
Communications: 5.0%
230,848	John Wiley & Sons, Inc.	8,993,838
Consumer, Non-cyclical: 19.9%
154,346	Express Scripts Holding Co. *	8,898,047
217,231	St Jude Medical, Inc.	8,784,822
629,063	The Western Union Co.	9,461,108
213,594	Weight Watchers International, Inc. †	8,994,443
		36,138,420
Energy: 5.2%
133,686	National Oilwell Varco, Inc.	9,458,284
Financial: 10.0%
323,402	Bank of New York Mellon Corp.	9,052,022
87,597	Berkshire Hathaway, Inc. *	9,127,607
		18,179,629
Industrial: 34.4%
101,045	Caterpillar, Inc.	8,787,884
159,115	CH Robinson Worldwide, Inc.	9,460,978
233,589	Expeditors International of Washington, Inc.	8,341,463
133,724	General Dynamics Corp.	9,428,879
382,539	General Electric Co.	8,844,302
87,597	Martin Marietta Materials, Inc. †	8,936,646
167,811	Vulcan Materials Co.	8,675,829
		62,475,981
Number
of Shares		Value

Technology: 15.0%
668,524	Applied Materials, Inc.	$9,011,703
413,820	Intel Corp.	9,041,967
321,912	Microsoft Corp.	9,209,902
		27,263,572
Utilities: 5.4%
284,681	Exelon Corp.	9,815,801
Total Common Stocks (Cost: $177,626,897)		181,697,662
MONEY MARKET FUND: 0.0% (Cost: $348)
348	Dreyfus Government Cash Management Fund	348
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $177,627,245)		181,698,010
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6%
(Cost: $10,060,293)
10,060,293	Bank of New York Overnight Government Fund	10,060,293
Total Investments: 105.7%
(Cost: $187,687,538)		191,758,303
Liabilities in excess of other assets: (5.7)%		(10,291,695)
NET ASSETS: 100.0%		$181,466,608

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,855,649.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$181,697,662	$ —	$ —	$181,697,662
Money Market Funds	10,060,641	—	—	10,060,641
Total	$191,758,303	$ —	$ —	$191,758,303

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Financial Statements

23

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2013 (unaudited)

	Bank and		Environmental
	Brokerage	Biotech	Services
	ETF	ETF	ETF

Assets:
Investments, at value (1) (2)	$22,631,846	$220,407,180	$19,725,535
Short term investment held as collateral for securities loaned (3)	1,777,236	19,654,847	1,160,700
Cash	–	–	–
Cash denominated in foreign currency, at value (4)	–	–	–
Receivables:
Investment securities sold	–	–	–
Shares sold	2,371,320	171	2,015,885
Due from Adviser.	3,043	–	905
Dividends	65,843	16,013	41,788
Prepaid expenses	2,633	3,522	1,854
Total assets	26,851,921	240,081,733	22,946,667

Liabilities:
Payables:
Collateral for securities loaned	1,777,236	19,654,847	1,160,700
Line of credit	–	–	–
Shares redeemed	2,233,266	–	2,043,195
Due to Adviser	–	46,399	–
Due to custodian	20,439	–	–
Deferred Trustee fees	422	1,733	3,218
Accrued expenses	48,367	37,395	59,369
Total liabilities	4,079,730	19,740,374	3,266,482
NET ASSETS	$22,772,191	$220,341,359	$19,680,185
Shares outstanding	481,224	3,396,503	350,000
Net asset value, redemption and offering price per share.	$47.32	$64.87	$56.23

Net assets consist of:
Aggregate paid in capital.	$18,434,688	$164,119,760	$31,456,100
Net unrealized appreciation (depreciation)	63,834	45,188,851	(2,139,911)
Undistributed (accumulated) net investment income (loss)	177,229	(24,579)	14,659
Accumulated net realized gain (loss)	4,096,440	11,057,327	(9,650,663)
	$22,772,191	$220,341,359	$19,680,185
(1) Value of securities on loan	$1,732,265	$19,257,586	$1,141,987
(2) Cost of Investments	$22,568,011	$175,218,329	$21,865,445
(3) Cost of short term investment held as collateral for securities loaned	$1,777,236	$19,654,847	$1,160,700
(4) Cost of cash denominated in foreign currency	$–	$–	$–

See Notes to Financial Statements

24

Gaming	Pharmaceutical	Retail	Semiconductor	Wide Moat
ETF	ETF	ETF	ETF	ETF

$47,958,968	$213,962,247	$18,199,184	$280,157,753	$181,698,010
798,310	–	–	10,579,985	10,060,293
22,083	–	–	–	123,317
9,695	–	–	–	–

27	–	–	–	–
–	2,251,594	–	–	–
–	–	3,698	–	–
197,036	1,193,170	26,555	74,560	231,043
2,291	3,893	2,601	5,431	3,265
48,988,410	217,410,904	18,232,038	290,817,729	192,115,928

798,310	–	–	10,579,985	10,060,293
–	1,143,001	–	–	456,000
–	545,852	–	–	–
4,631	50,395	–	65,878	60,287
–	695	–	1,592	–
5,377	3,142	806	5,168	670
82,883	48,929	54,102	46,333	72,070
891,201	1,792,014	54,908	10,698,956	10,649,320
$48,097,209	$215,618,890	$18,177,130	$280,118,773	$181,466,608
1,200,000	4,788,138	371,531	7,870,937	7,750,000
$40.08	$45.03	$48.92	$35.59	$23.42

$28,202,500	$181,931,755	$15,491,634	$249,668,009	$170,681,841
13,451,738	19,124,739	309,546	(13,689,218)	4,070,766
252,328	1,860,240	64,439	946,343	630,247
6,190,643	12,702,156	2,311,511	43,193,639	6,083,754
$48,097,209	$215,618,890	$18,177,130	$280,118,773	$181,466,608
$773,360	$–	$–	$10,514,278	$9,855,649
$34,507,654	$194,837,509	$17,889,638	$293,846,971	$177,627,245
$798,310	$–	$–	$10,579,985	$10,060,293
$9,703	$–	$–	$–	$–

See Notes to Financial Statements

25

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

	Bank and
	Brokerage	Biotech
	ETF	ETF	Environmental Services ETF *
				For the Period
	For the Six	For the Six	For the Six	January 1, 2012
	Months Ended	Months Ended	Months Ended	through
	March 31, 2013	March 31, 2013	March 31, 2013	September 30, 2012
	(unaudited)	(unaudited)	(unaudited)

Income:
Dividends	$358,154	$218,390	$186,862	$299,416
Securities lending income	10,387	57,111	965	9,204
Foreign taxes withheld	(12,631)	–	(1,576)	(18,603)
Total income.	355,910	275,501	186,251	290,017

Expenses:
Management fees	38,342	279,557	48,839	81,524
Professional fees	22,135	25,994	23,025	41,055
Insurance	167	977	173	397
Trustees’ fees and expenses	447	901	198	349
Reports to shareholders	1,979	3,340	4,293	7,677
Indicative optimized portfolio value fee	2,142	2,133	–	–
Custodian fees.	2,716	5,487	2,347	3,082
Registration fees	2,574	2,577	2,590	5,402
Transfer agent fees	1,173	1,228	1,304	1,807
Fund accounting fees	9,168	9,830	16,347	22,381
Interest	743	127	196	49
Other	285	616	217	414
Total expenses	81,871	332,767	99,529	164,137
Waiver of management fees	(38,342)	(53,082)	(45,610)	(74,409)
Expenses assumed by the Adviser	(4,444)	–	–	–
Net expenses	39,085	279,685	53,919	89,728
Net investment income (loss)	316,825	(4,184)	132,332	200,289

Net realized gain (loss) on:
Investments	18,421	–	(337,796)	(220,285)
In-kind redemptions	4,078,252	11,059,434	366,665	1,720,128
Foreign currency transactions and foreign denominated assets and liabilities	–	–	–	–
Net realized gain	4,096,673	11,059,434	28,869	1,499,843

Net change in unrealized appreciation (depreciation) on:
Investments	(961,004)	22,090,970	2,592,967	(304)
Foreign currency transactions and foreign denominated assets and liabilities	–	–	–	–
Net change in unrealized appreciation (depreciation)	(961,004)	22,090,970	2,592,967	(304)
Net Increase in Net Assets Resulting from Operations	$3,452,494	$33,146,220	$2,754,168	$1,699,828

*	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

See Notes to Financial Statements

26

		Pharmaceutical	Retail	Semiconductor	Wide Moat
Gaming ETF *		ETF	ETF	ETF	ETF
	For the Period
For the Six	January 1, 2012	For the Six	For the Six	For the Six	For the Six
Months Ended	through	Months Ended	Months Ended	Months Ended	Months Ended
March 31, 2013	September 30, 2012	March 31, 2013	March 31, 2013	March 31, 2013	March 31, 2013
(unaudited)		(unaudited)	(unaudited)	(unaudited)	(unaudited)

$1,088,696	$1,730,348	$3,091,135	$361,380	$3,238,507	$1,251,213
1,321	3,043	1,125	950	43,141	83,142
(13,814)	(71,811)	(147,311)	–	–	–
1,076,203	1,661,580	2,944,949	362,330	3,281,648	1,334,355

140,309	282,058	336,512	42,692	577,401	255,824
33,826	42,870	26,856	21,734	36,812	22,250
582	1,644	1,525	104	2,988	249
726	1,462	2,605	717	3,706	281
7,818	15,098	6,871	2,262	8,865	6,638
9,439	16,959	2,084	2,084	2,133	7,319
19,577	32,779	11,548	4,667	16,270	4,895
2,769	5,140	2,573	2,573	2,575	2,092
1,288	1,807	1,217	1,217	1,218	1,131
19,332	27,124	13,790	9,815	22,695	7,346
957	3,351	5,118	53	9,168	533
2,535	6,132	909	292	1,748	436
239,158	436,424	411,608	88,210	685,579	308,994
(55,800)	(66,395)	(69,978)	(42,692)	(99,011)	(29,897)
–	–	–	(2,774)	–	–
183,358	370,029	341,630	42,744	586,568	279,097
892,845	1,291,551	2,603,319	319,586	2,695,080	1,055,258

756,835	2,128,236	377,730	(510)	(27,153)	(35,342)
6,544,910	17,415,970	12,330,170	2,313,867	43,220,793	6,119,096

(18,561)	(20,057)	–	–	–	–
7,283,184	19,524,149	12,707,900	2,313,357	43,193,640	6,083,754

3,148,757	(8,364,406)	10,491,859	329,991	3,667,903	3,340,536

(398)	783	–	–	–	–
3,148,359	(8,363,623)	10,491,859	329,991	3,667,903	3,340,536
$11,324,388	$12,452,077	$25,803,078	$2,962,934	$49,556,623	$10,479,548

See Notes to Financial Statements

27

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Bank and Brokerage ETF		Biotech ETF
		For the Period		For the Period
	For the Six	December 20,	For the Six	December 20,
	Months Ended	2011* through	Months Ended	2011* through
	March 31,	September 30,	March 31,	September 30,
	2013	2012(a)	2013	2012(a)
	(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$316,825	$530,560	$(4,184)	$27,242
Net realized gain	4,096,673	2,144,240	11,059,434	21,075,754
Net change in unrealized appreciation (depreciation)	(961,004)	1,024,838	22,090,970	23,097,881
Net increase (decrease) in net assets resulting from operations	3,452,494	3,699,638	33,146,220	44,200,877

Dividends and Distributions to shareholders:
Dividends from net investment income.	(628,853)	(41,303)	(47,637)	–
Distributions from net realized capital gains	–	–	(439,319)	–
Total Dividends and Distributions.	(628,853)	(41,303)	(486,956)	–

Share transactions:**
Proceeds from sale of shares	41,754,877	171,821,314	77,813,375	252,744,813
Cost of shares redeemed	(48,038,946)	(149,247,030)	(22,409,523)	(164,667,447)
Increase (Decrease) in net assets resulting from share transactions	(6,284,069)	22,574,284	55,403,852	88,077,366
Total increase (decrease) in net assets	(3,460,428)	26,232,619	88,063,116	132,278,243
Net Assets, beginning of period	26,232,619	–	132,278,243	–
Net Assets, end of period†	$22,772,191	$26,232,619	$220,341,359	$132,278,243
† Including undistributed (accumulated) net investment income (loss)	$177,229	$489,257	$(24,579)	$27,242

** Shares of Common Stock Issued (no par value)
Shares sold	900,000	4,631,224	1,350,000	6,696,503
Shares redeemed	(1,050,000)	(4,000,000)	(400,000)	(4,250,000)
Net increase (decrease)	(150,000)	631,224	950,000	2,446,503

*	Commencement of operations
(a)	Share activity has been restated to reflect the share split which took place on February 14, 2012 (see Note 10).
(b)	Effective January 1, 2012, the Fund changed its fiscal year end to September 30.

See Notes to Financial Statements

28

Environmental Services ETF (b)			Gaming ETF (b)
	For the Period			For the Period
For the Six	January 1, 2012	For the Year	For the Six	January 1, 2012	For the Year
Months Ended	through	Ended	Months Ended	through	Ended
March 31,	September 30,	December 31,	March 31,	September 30,	December 31,
2013	2012	2011	2013	2012	2011
(unaudited)			(unaudited)

$132,332	$200,289	$309,326	$892,845	$1,291,551	$2,484,502
28,869	1,499,843	1,907,690	7,283,184	19,524,149	15,684,643
2,592,967	(304)	(4,942,750)	3,148,359	(8,363,623)	(23,058,623)
2,754,168	1,699,828	(2,725,734)	11,324,388	12,452,077	(4,889,478)

(315,200)	–	(310,000)	(2,349,400)	–	(2,044,250)
–	–	–	–	–	(107,250)
(315,200)	–	(310,000)	(2,349,400)	–	(2,151,500)

8,045,246	5,131,363	12,326,351	–	–	27,080,976
(10,664,355)	(10,276,204)	(16,911,976)	(20,771,306)	(49,287,713)	(52,372,369)
(2,619,109)	(5,144,841)	(4,585,625)	(20,771,306)	(49,287,713)	(25,291,393)
(180,141)	(3,445,013)	(7,621,359)	(11,796,318)	(36,835,636)	(32,332,371)
19,860,326	23,305,339	30,926,698	59,893,527	96,729,163	129,061,534
$19,680,185	$19,860,326	$23,305,339	$48,097,209	$59,893,527	$96,729,163
$14,659	$197,527	$(2,762)	$252,328	$1,708,883	$235,198

150,000	100,000	250,000	–	–	800,000
(200,000)	(200,000)	(350,000)	(550,000)	(1,450,000)	(1,700,000)
(50,000)	(100,000)	(100,000)	(550,000)	(1,450,000)	(900,000)

See Notes to Financial Statements

29

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Pharmaceutical ETF		Retail ETF
		For the Period		For the Period
	For the Six	December 20,	For the Six	December 20,
	Months Ended	2011* through	Months Ended	2011* through
	March 31,	September 30,	March 31,	September 30,
	2013	2012(a)	2013	2012(a)
	(unaudited)		(unaudited)

Operations:
Net investment income	$2,603,319	$4,763,643	$319,586	$499,810
Net realized gain	12,707,900	11,874,656	2,313,357	8,242,169
Net change in unrealized appreciation (depreciation)	10,491,859	8,632,880	329,991	(20,445)
Net increase in net assets resulting from operations	25,803,078	25,271,179	2,962,934	8,721,534

Dividends to shareholders:
Dividends from net investment income.	(5,506,722)	–	(695,015)	(59,942)

Share transactions:**
Proceeds from sale of shares	89,128,419	687,927,495	75,083,149	397,754,015
Cost of shares redeemed	(67,703,083)	(539,301,476)	(80,336,748)	(385,252,797)
Increase (Decrease) in net assets resulting from share transactions	21,425,336	148,626,019	(5,253,599)	12,501,218
Total increase (decrease) in net assets	41,721,692	173,897,198	(2,985,680)	21,162,810
Net Assets, beginning of period	173,897,198	–	21,162,810	–
Net Assets, end of period†	$215,618,890	$173,897,198	$18,177,130	$21,162,810
† Including undistributed net investment income	$1,860,240	$4,763,643	$64,439	$439,868

** Shares of Common Stock Issued (no par value)
Shares sold	2,150,000	18,788,138	1,650,000	10,121,531
Shares redeemed	(1,600,000)	(14,550,000)	(1,750,000)	(9,650,000)
Net increase (decrease)	550,000	4,238,138	(100,000)	471,531

*	Commencement of operations
(a)	Share activity has been restated to reflect the share split which took place on February 14, 2012 (see Note 10).

See Notes to Financial Statements

30

Semiconductor ETF		Wide Moat ETF
	For the Period		For the Period
For the Six	December 20,	For the Six	April 24,
Months Ended	2011* through	Months Ended	2012* through
March 31,	September 30,	March 31,	September 30,
2013	2012	2013	2012
(unaudited)		(unaudited)

$2,695,081	$4,985,918	$1,055,258	$248,189
43,193,639	28,786,898	6,083,754	2,648,070
3,667,903	(17,357,121)	3,340,536	730,230
49,556,623	16,415,695	10,479,548	3,626,489

(6,734,656)	–	(673,200)	–

822,356,345	1,918,769,515	117,161,082	65,222,851
(867,456,385)	(1,652,788,364)	(12,282,354)	(2,067,808)

(45,100,040)	265,981,151	104,878,728	63,155,043
(2,278,073)	282,396,846	114,685,076	66,781,532
282,396,846	–	66,781,532	–
$280,118,773	$282,396,846	$181,466,608	$66,781,532
$946,343	$4,985,918	$630,247	$248,189

24,850,000	59,470,937	5,200,000	3,200,000
(25,900,000)	(50,550,000)	(550,000)	(100,000)
(1,050,000)	8,920,937	4,650,000	3,100,000

See Notes to Financial Statements

31

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Bank and Brokerage ETF #
	For the		For the Period
	Six Months		December 20,
	Ended		2011(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$41.56		$34.63
Income from investment operations:
Net investment income	0.82		0.81
Net realized and unrealized gain on investments	6.17		6.16
Total from investment operations	6.99		6.97
Less:
Dividends from net investment income	(1.23)		(0.04)
Net asset value, end of period	$47.32		$41.56
Total return (b)	16.00	%(c)	20.14	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$22,772		$26,233
Ratio of gross expenses to average net assets	0.75	%(d)	0.71	%(d)
Ratio of net expenses to average net assets	0.36	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income to average net assets	2.89	%(d)	2.98	%(d)
Portfolio turnover rate	2	%(c)	6	%(c)

	Biotech ETF #
	For the		For the Period
	Six Months		December 20,
	Ended		2011(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$54.07		$35.28
Income from investment operations:
Net investment income	–	(e)	0.01
Net realized and unrealized gain on investments	10.99		18.78
Total from investment operations	10.99		18.79
Less:
Dividends from net investment income	(0.02)		–
Distributions from net realized gains	(0.17)		–
Total dividends and distributions	(0.19)		–
Net asset value, end of period	$64.87		$54.07
Total return (b)	20.39	%(c)	53.26	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$220,341		$132,278
Ratio of gross expenses to average net assets	0.41	%(d)	0.44	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	0.03	%(d)
Portfolio turnover rate	0	%(c)	12	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

32

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF
			For the
	For the		Period
	Six Months		January 1,
	Ended		2012 through
	March 31,		September 30,		For the Year Ended December 31,
	2013		2012		2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$49.65		$46.61		$51.54	$42.68	$35.27	$51.87	$44.55
Income from investment operations:
Net investment income	0.34		0.50		0.62	0.50	0.36	0.38	0.33
Net realized and unrealized gain (loss) on investments	7.03		2.54		(4.93)	8.86	7.43	(16.61)	7.53
Total from investment operations	7.37		3.04		(4.31)	9.36	7.79	(16.23)	7.86
Less:
Dividends from net investment income	(0.79)		–		(0.62)	(0.50)	(0.38)	(0.37)	(0.54)
Net asset value, end of period	$56.23		$49.65		$46.61	$51.54	$42.68	$35.27	$51.87
Total return (b)	14.99	%(c)	6.52	%(c)	(8.36)%	21.93%	22.07%	(31.30)%	17.64%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,680		$19,860		$23,305	$30,927	$25,606	$24,687	$36,312
Ratio of gross expenses to average net assets	1.02	%(d)	1.01	%(d)	0.83%	0.72%	0.86%	0.68%	0.86%
Ratio of net expenses to average net assets	0.55	%(d)	0.55	%(d)	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.35	%(d)	1.23	%(d)	1.08%	1.12%	0.94%	0.73%	0.75%
Portfolio turnover rate	1	%(c)	4	%(c)	1%	6%	24%	32%	3%

	Gaming ETF
			For the					For the
	For the		Period					Period
	Six Months		January 1,					January 22,
	Ended		2012 through					2008(a) through
	March 31,		September 30,		For the Year Ended December 31,			December 31,
	2013		2012		2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$34.22		$30.23		$31.48	$23.60	$17.54	$39.39
Income from investment operations:
Net investment income	0.62		0.80		0.75	0.72	0.40	0.56
Net realized and unrealized gain (loss) on investments	6.62		3.19		(1.34)	7.99	6.17	(22.18)
Total from investment operations	7.24		3.99		(0.59)	8.71	6.57	(21.62)
Less:
Dividends from net investment income	(1.38)		–		(0.63)	(0.81)	(0.49)	(0.23)
Distributions from net realized gains	–		–		(0.03)	(0.02)	–	–
Return of capital	–		–		–	–	(0.02)	–
Total Dividends and Distributions	–		–		(0.66)	(0.83)	(0.51)	(0.23)
Net asset value, end of period	$40.08		$34.22		$30.23	$31.48	$23.60	$17.54
Total return (b)	21.65	%(c)	13.20	%(c)	(1.87)%	36.97%	37.47%	(54.89	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$48,097		$59,894		$96,729	$129,062	$110,935	$2,631
Ratio of gross expenses to average net assets	0.85	%(d)	0.78	%(d)	0.66%	0.65%	0.71%	3.89	%(d)
Ratio of net expenses to average net assets	0.65	%(d)	0.66	%(d)	0.65%	0.65%	0.66%	0.70	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	3.19	%(d)	2.29	%(d)	1.91%	2.53%	3.08%	2.81	%(d)
Portfolio turnover rate	4	%(c)	18	%(c)	19%	11%	33%	19	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

33

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF #
	For the		For the Period
	Six Months		December 20,
	Ended		2011(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$41.03		$35.96
Income from investment operations:
Net investment income	0.61		1.12
Net realized and unrealized gain on investments	4.74		3.95
Total from investment operations	5.35		5.07
Less:
Dividends from net investment income	(1.35)		–
Distributions from net realized gains	(0.39)		–
Total dividends and distributions	(1.74)		–
Net asset value, end of period	$45.03		$41.03
Total return (b)	13.47	%(c)	14.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$215,619		$173,897
Ratio of gross expenses to average net assets	0.43	%(d)	0.41	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income to average net assets	2.70	%(d)	2.74	%(d)
Portfolio turnover rate	3	%(c)	1	%(c)

	Retail ETF #
	For the		For the Period
	Six Months		December 20,
	Ended		2011(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$44.88		$37.32
Income from investment operations:
Net investment income	0.09		0.95
Net realized and unrealized gain on investments	4.80		6.63
Total from investment operations	4.89		7.58
Less:
Dividends from net investment income	(0.85)		(0.02)
Net asset value, end of period	$48.92		$44.88
Total return (b)	11.11	%(c)	20.32	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$18,177		$21,163
Ratio of gross expenses to average net assets	0.73	%(d)	0.55	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income to average net assets	2.63	%(d)	1.40	%(d)
Portfolio turnover rate	1	%(c)	2	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized
#	On February 14, 2012, the Fund effected a share split as described in the Notes to Financial Statements. Per share data has been adjusted to give effect to the share split (see Note 10).

See Notes to Financial Statements

34

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF
	For the		For the Period
	Six Months		December 20,
	Ended		2011(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$31.66		$29.95
Income from investment operations:
Net investment income	0.26		0.56
Net realized and unrealized gain on investments	4.37		1.15
Total from investment operations	4.63		1.71
Less:
Dividends from net investment income	(0.70)		–
Net asset value, end of period	$35.59		$31.66
Total return (b)	14.85	%(c)	5.71	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$280,119		$282,397
Ratio of gross expenses to average net assets	0.42	%(d)	0.40	%(d)
Ratio of net expenses to average net assets	0.36	%(d)	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35	%(d)
Ratio of net investment income to average net assets	1.63	%(d)	1.87	%(d)
Portfolio turnover rate	2	%(c)	2	%(c)

	Wide Moat ETF
	For the		For the Period
	Six Months		April 24,
	Ended		2012(a) through
	March 31,		September 30,
	2013		2012
	(unaudited)
Net asset value, beginning of period	$21.54		$20.15
Income from investment operations:
Net investment income	0.14		0.08
Net realized and unrealized gain on investments	1.88		1.31
Total from investment operations	2.02		1.39
Less:
Dividends from net investment income	(0.14)		–
Net asset value, end of period	$23.42		$21.54
Total return (b)	9.39	%(c)	6.90	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$181,467		$66,782
Ratio of gross expenses to average net assets	0.54	%(d)	1.04	%(d)
Ratio of net expenses to average net assets	0.49	%(d)	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49	%(d)
Ratio of net investment income to average net assets	1.85	%(d)	1.62	%(d)
Portfolio turnover rate	0	%(c)	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

35

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited)

Note 1–Fund Organization–Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of March 31, 2013, offers fifty-two investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Bank and Brokerage ETF, Biotech ETF, Environmental Services ETF, Gaming ETF, Pharmaceutical ETF, Retail ETF, Semiconductor ETF and Wide Moat ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index published by the NYSE Euronext, Morningstar, or Market Vectors Index Solutions GmbH, a wholly-owned subsidiary of the Adviser.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Bank and Brokerage ETF	December 20, 2011	Market Vectors US Listed Bank and Brokerage 25 Index*
Biotech ETF	December 20, 2011	Market Vectors US Listed Biotech 25 Index*
Environmental Services ETF**	October 10, 2006	NYSE Arca Environmental Services Index
Gaming ETF**	January 22, 2008	Market Vectors Global Gaming Index*
Pharmaceutical ETF	December 20, 2011	Market Vectors US Listed Pharmaceutical 25 Index*
Retail ETF	December 20, 2011	Market Vectors US Listed Retail 25 Index*
Semiconductor ETF	December 20, 2011	Market Vectors US Listed Semiconductor 25 Index*
Wide Moat ETF***	April 24, 2012	Morningstar® Wide Moat Focus IndexSM

*	Published by Market Vectors Index Solutions GmbH
**	Effective January 1, 2012, the Fund changed its fiscal year end from December 31 to September 30.
***	Effective February 1, 2013, the Fund changed its name from Morningstar Wide Moat Research ETF to Wide Moat ETF.

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day.Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck
36

Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicableto regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders–Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund (except Bank and Brokerage ETF and Pharmaceutical ETF which are paid quarterly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an
37

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended March 31, 2013.

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds held no forward foreign currency contracts during the period ended March 31, 2013.

G.	Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3–Investment Management and Other Agreements–The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.35% of each Fund’s average daily net assets (0.45% for Wide Moat ETF, 0.50% for Environmental Services ETF and Gaming ETF). The Adviser has agreed, at least until February 1, 2014, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The expense caps and the amounts waived/assumed by the Adviser for the period ended March 31, 2013, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by the Adviser
Bank and Brokerage ETF	0.35%	$38,342	$4,444
Biotech ETF	0.35	53,082	–
Environmental Services ETF	0.55	45,610	–
Gaming ETF	0.65	55,800	–
Pharmaceutical ETF	0.35	69,978	–
Retail ETF	0.35	42,692	2,774
Semiconductor ETF	0.35	99,011	–
Wide Moat ETF	0.49	29,897	–
38

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended March 31, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Bank and Brokerage ETF	$431,404	$428,485
Biotech ETF	–	–
Environmental Services ETF	142,531	365,682
Gaming ETF	2,265,898	6,823,469
Pharmaceutical ETF	8,773,639	5,868,256
Retail ETF	538,216	261,103
Semiconductor ETF	8,471,690	5,383,398
Wide Moat ETF	878,325	490,974

Note 5–Income Taxes–As of March 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bank and Brokerage ETF	$24,345,480	$643,354	$(579,752)	$63,602
Biotech ETF	194,873,264	46,834,226	(1,645,463)	45,188,763
Environmental Services ETF	23,102,771	2,292,095	(4,508,631)	(2,216,536)
Gaming ETF	36,398,503	14,866,913	(2,508,138)	12,358,775
Pharmaceutical ETF	194,843,254	21,173,855	(2,054,862)	19,118,993
Retail ETF	17,889,638	596,425	(286,879)	309,546
Semiconductor ETF	304,426,956	3,267,660	(16,956,878)	(13,689,218)
Wide Moat ETF	187,687,538	6,740,672	(2,669,907)	4,070,765

The tax character of dividends paid to shareholders during the period ended September 30, 2012 was as follows:

Fund	Ordinary Income
Bank and Brokerage ETF	$41,303
Retail ETF	59,942

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At September 30, 2012, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post-Effective–
	No Expiration	No Expiration		Amount Expiring
	Long-Term	Short-Term	in the Year Ended September 30,
Fund	Capital Losses	Capital Losses	2018	2017	2016
Environmental Services ETF	$567,693	$–	$479,375	$6,445,705	$2,110,133
Retail ETF	–	1,846	–	–	–
39

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

During the period ended September 30, 2012, Gaming ETF utilized $1,243,329 of prior year capital loss carryforwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2009-2011), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended March 31, 2013, the Funds did not incur any interest or penalties.

Note 6–Capital Share Transactions–As of March 31, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of at least 25,000 shares (50,000 shares, or multiples thereof, for Environmental Services ETF and Gaming ETF). The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended March 31, 2013, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Bank and Brokerage ETF	$37,175,083	$43,908,525
Biotech ETF	94,247,217	39,333,973
Environmental Services ETF	2,483,494	5,080,044
Gaming ETF	–	18,091,251
Pharmaceutical ETF	108,380,302	94,162,075
Retail ETF	72,475,023	78,396,581
Semiconductor ETF	828,362,595	880,608,501
Wide Moat ETF	192,004,913	86,941,844

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9–Securities Lending–To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash

40

collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and/or the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. As of March 31, 2013, the loans outstanding and the collateral received are included in value of securities on loan and collateral for securities loaned, respectively, in the Statements of Assets and Liabilities.

Note 10–Share Split–On January 27, 2012, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Bank and Brokerage ETF, Biotech ETF, Pharmaceutical ETF and Retail ETF. The share splits took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Each Fund’s shares began trading on a split-adjusted basis on February 14, 2012. Biotech ETF and Retail ETF split its shares three-for-one. Bank and Brokerage ETF and Pharmaceutical ETF split its shares two-for-one.

Note 11–Bank Line of Credit–Certain Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2013, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of March 31, 2013
Bank and Brokerage ETF	48	$179,667	1.81%	$–
Gaming ETF	62	171,356	1.87	–
Pharmaceutical ETF	123	587,669	1.83	1,143,001
Retail ETF	8	125,375	1.92	–
Semiconductor ETF	64	2,192,735	1.86	–
Wide Moat ETF	25	308,160	1.65	456,000

Note 12–Custodian Fees–The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended March 31, 2013, there were no offsets to custodial fees.

Note 13–Recent Accounting Pronouncements–The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements and the Schedule of Investments, if applicable.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives,

41

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Funds’ financial statements.

Note 14–Subsequent Event Review–The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to March 31, 2013:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Bank and Brokerage ETF	4/1/13	4/3/13	4/5/13	$0.3700
Pharmaceutical ETF	4/1/13	4/3/13	4/5/13	$0.3890
42

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting marketvectorsetfs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MVINDUSSAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined

     in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
     "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended
     (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
     that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date June 6, 2013
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date June 6, 2013
     --------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        -----------------------------------------

Date June 6, 2013
     --------------